Cost of sales	6 Months Ended
Jun. 30, 2024
Cost of sales.
Cost of sales

14Cost of sales

	(Unaudited) For the six-month
	period ended 30 June
	2024	2023
	USD	USD
Captain costs	6,347,514	9,329,612
Captain bonuses	22,045	68,844
Captain deductions	(48,930)	(87,195)
Tolls and fines	2,119	41,367
	6,322,748	9,352,628